Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 14.90%
Consumer staples: 4.75%
Beverages: 0.71%
PepsiCo Incorporated	10,613	$ 1,737,773
Food & staples retailing: 1.62%
Costco Wholesale Corporation	2,814	1,461,170
Sysco Corporation	10,557	919,515
Walmart Incorporated	11,723	1,584,481
		3,965,166
Food products: 0.64%
Mondelez International Incorporated Class A	13,629	892,427
Nomad Foods Limited †	26,842	675,882
		1,568,309
Household products: 1.67%
Church & Dwight Company Incorporated	11,183	1,094,257
The Clorox Company	2,330	339,691
The Procter & Gamble Company	16,948	2,642,024
		4,075,972
Tobacco: 0.11%
Philip Morris International Incorporated	2,670	269,857
Energy: 1.46%
Oil, gas & consumable fuels: 1.46%
Chevron Corporation	15,879	2,286,576
Phillips 66	15,245	1,284,239
		3,570,815
Materials: 3.52%
Chemicals: 1.42%
Ashland Global Holdings Incorporated	5,483	505,971
Ecolab Incorporated	2,932	516,794
Linde plc	5,300	1,554,172
The Sherwin-Williams Company	1,000	263,130
Westlake Chemical Corporation	5,775	637,040
		3,477,107
Construction materials: 0.20%
Martin Marietta Materials Incorporated	1,290	489,426
Containers & packaging: 0.24%
Crown Holdings Incorporated	4,684	574,586
Metals & mining: 1.66%
Agnico-Eagle Mines Limited	2,489	125,736
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	2,100	106,029
Alamos Gold Incorporated Class A	11,000	81,057
AngloGold Ashanti Limited ADR	3,000	69,720
Artemis Gold Incorporated †	6,000	29,254
B2Gold Corporation	25,000	100,986
Barrick Gold Corporation	11,856	267,590
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Metals & mining (continued)
Centerra Gold Incorporated	3,000	$ 29,254
Dundee Precious Metals Incorporated	8,000	47,337
Endeavour Mining plc	6,580	173,805
Evolution Mining Limited	22,000	68,028
Franco-Nevada Corporation	1,300	191,446
Gold Fields Limited ADR	15,000	210,300
Kinross Gold Corporation	38,500	191,968
Lundin Gold Incorporated †	8,000	64,505
MAG Silver Corporation †	3,500	59,424
Marathon Gold Corporation †	7,000	15,684
Newcrest Mining Limited	6,600	122,435
Newmont Corporation	4,390	290,618
Northern Star Resources Limited	15,000	111,795
Osisko Mining Incorporated †	1,500	4,651
Pan American Silver Corporation	3,000	70,890
Pretium Resources Incorporated †	3,000	43,763
Royal Gold Incorporated	3,851	466,972
SilverCrest Metals Incorporated †	6,000	52,213
Skeena Resources Limited †	2,000	20,876
SSR Mining Incorporated	4,500	88,965
SSR Mining Incorporated - U.S. Exchange Traded Shares	1,272	25,179
Steel Dynamics Incorporated	8,557	603,953
Torex Gold Resources Incorporated †	7,400	93,879
Triple Flag Precious Metals Corporation	1,500	18,331
Wheaton Precious Metals Corporation	4,800	210,329
		4,056,972
Real estate: 5.17%
Equity REITs: 5.17%
Alexandria Real Estate Equities Incorporated	2,916	552,290
American Homes 4 Rent Class A	13,216	502,340
American Tower Corporation	5,709	1,295,201
Apartment Income Corporation REIT	6,738	347,748
Camden Property Trust	2,799	462,143
Duke Realty Corporation	10,524	557,772
Equinix Incorporated	1,707	1,211,509
Federal Realty Investment Trust	2,760	324,521
Four Corners Property Trust Incorporated	18,234	481,013
Gaming and Leisure Properties Incorporated	9,150	415,502
Healthcare Realty Trust Incorporated	10,678	278,482
Invitation Homes Incorporated	14,484	547,495
Life Storage Incorporated	4,790	606,366
Mid-America Apartment Communities Incorporated	2,133	436,433
Prologis Incorporated	7,820	1,140,547
SBA Communications Corporation	2,948	894,394
Simon Property Group Incorporated	2,483	341,561
Sun Communities Incorporated	4,313	780,653
VICI Properties Incorporated	27,710	774,772
Welltower Incorporated	8,056	670,984
		12,621,726
Total Common stocks (Cost $25,178,496)		36,407,709

See accompanying notes to portfolio of investments

2  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 13.10%
Communication services: 1.48%
Diversified telecommunication services: 0.24%
CenturyLink Incorporated	6.75%	12-1-2023	$ 260,000	$ 271,674
Level 3 Financing Incorporated	5.38	5-1-2025	85,000	85,309
Lumen Technologies Incorporated	7.50	4-1-2024	215,000	225,481
				582,464
Entertainment: 0.22%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	190,000	191,872
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	335,000	358,671
				550,543
Media: 0.98%
CCO Holdings LLC 144A	5.13	5-1-2027	600,000	606,000
Cinemark USA Incorporated 144A	8.75	5-1-2025	420,000	439,950
CSC Holdings LLC 144A	5.50	4-15-2027	210,000	209,475
DISH DBS Corporation	5.00	3-15-2023	200,000	201,750
DISH DBS Corporation	5.88	7-15-2022	190,000	191,663
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	320,000	327,200
Townsquare Media Incorporated 144A	6.88	2-1-2026	415,000	423,300
				2,399,338
Wireless telecommunication services: 0.04%
Sprint Corporation	7.13	6-15-2024	83,000	89,745
Consumer discretionary: 2.03%
Auto components: 0.17%
Allison Transmission Incorporated 144A	5.88	6-1-2029	40,000	41,954
Clarios Global LP 144A	6.25	5-15-2026	201,000	207,922
Clarios Global LP 144A	6.75	5-15-2025	167,000	173,299
				423,175
Automobiles: 0.17%
Ford Motor Company	4.13	8-17-2027	400,000	402,900
Hotels, restaurants & leisure: 0.83%
Carnival Corporation 144A	10.50	2-1-2026	285,000	319,913
CCM Merger Incorporated 144A	6.38	5-1-2026	145,000	148,310
NCL Corporation Limited 144A	5.88	2-15-2027	110,000	110,138
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	325,000	339,846
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	40,000	42,935
Royal Caribbean Cruises Limited 144A	11.50	6-1-2025	221,000	244,139
SeaWorld Parks & Entertainment Incorporated 144A	8.75	5-1-2025	373,000	391,650
Six Flags Entertainment Company 144A	5.50	4-15-2027	430,000	433,670
				2,030,601
Household durables: 0.09%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	205,000	209,982
Internet & direct marketing retail: 0.42%
QVC Incorporated	4.38	3-15-2023	140,000	142,449
QVC Incorporated	4.85	4-1-2024	865,000	875,813
				1,018,262
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Specialty retail: 0.18%
Bath & Body Works Incorporated 144A	9.38%	7-1-2025	$ 259,000	$ 303,030
Penske Automotive Group Incorporated	3.50	9-1-2025	140,000	138,611
				441,641
Textiles, apparel & luxury goods: 0.17%
G-III Apparel Group Limited 144A	7.88	8-15-2025	400,000	421,500
Consumer staples: 0.12%
Food products: 0.12%
Performance Food Group Incorporated 144A	6.88	5-1-2025	280,000	290,150
Energy: 2.98%
Energy equipment & services: 0.32%
Oceaneering International Incorporated	4.65	11-15-2024	650,000	639,681
USA Compression Partners LP	6.88	4-1-2026	115,000	115,489
USA Compression Partners LP	6.88	9-1-2027	20,000	20,014
				775,184
Oil, gas & consumable fuels: 2.66%
Antero Midstream Company 144A	7.88	5-15-2026	105,000	112,875
Antero Resources Corporation 144A	8.38	7-15-2026	310,000	340,225
Apache Corporation	4.63	11-15-2025	70,000	72,275
Buckeye Partners LP 144A	4.13	3-1-2025	35,000	34,893
Buckeye Partners LP	4.15	7-1-2023	200,000	202,447
Crestwood Midstream Partners LP	5.75	4-1-2025	605,000	608,781
DCP Midstream Operating LP	5.38	7-15-2025	455,000	481,893
EnLink Midstream Partners LP	4.15	6-1-2025	870,000	871,088
Enviva Partners LP 144A	6.50	1-15-2026	645,000	665,060
EQT Corporation	6.63	2-1-2025	405,000	437,489
Murphy Oil Corporation	5.75	8-15-2025	655,000	667,281
New Fortress Energy Incorporated 144A	6.50	9-30-2026	220,000	211,005
Occidental Petroleum Corporation	8.00	7-15-2025	305,000	345,083
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	529,000	518,409
Southwestern Energy Company	5.95	1-23-2025	32,000	33,360
Southwestern Energy Company	7.75	10-1-2027	110,000	116,050
Tallgrass Energy Partners LP 144A	7.50	10-1-2025	360,000	378,000
Western Gas Partners LP	4.65	7-1-2026	385,000	398,918
				6,495,132
Financials: 2.10%
Consumer finance: 1.07%
Ford Motor Credit Company LLC	5.58	3-18-2024	460,000	478,400
LFS Topco LLC 144A	5.88	10-15-2026	215,000	214,774
Navient Corporation	5.88	10-25-2024	590,000	610,246
Navient Corporation	7.25	9-25-2023	87,000	91,262
OneMain Finance Corporation	3.50	1-15-2027	120,000	113,520
PRA Group Incorporated 144A	7.38	9-1-2025	200,000	209,990
Rocket Mortgage LLC 144A	2.88	10-15-2026	165,000	155,021
Springleaf Finance Corporation	6.13	3-15-2024	295,000	303,850
Springleaf Finance Corporation	8.88	6-1-2025	414,000	436,770
				2,613,833
See accompanying notes to portfolio of investments

4  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.27%
Hat Holdings LLC 144A	3.38%	6-15-2026	$ 245,000	$ 232,138
United Shore Financial Services LLC 144A	5.50	11-15-2025	450,000	433,125
				665,263
Insurance: 0.32%
Enact Holdings Incorporated 144A	6.50	8-15-2025	750,000	776,175
Mortgage REITs: 0.25%
Starwood Property Trust Incorporated 144A	3.75	12-31-2024	110,000	107,663
Starwood Property Trust Incorporated	4.75	3-15-2025	495,000	500,149
				607,812
Thrifts & mortgage finance: 0.19%
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	475,000	476,188
Health care: 0.37%
Health care providers & services: 0.37%
Select Medical Corporation 144A	6.25	8-15-2026	364,000	368,778
Tenet Healthcare Corporation 144A	4.88	1-1-2026	375,000	377,550
Vizient Incorporated 144A	6.25	5-15-2027	150,000	155,438
				901,766
Industrials: 1.93%
Aerospace & defense: 0.53%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	620,000	637,133
TransDigm Group Incorporated 144A	6.25	3-15-2026	305,000	313,769
TransDigm Group Incorporated	7.50	3-15-2027	95,000	98,206
TransDigm Group Incorporated 144A	8.00	12-15-2025	231,000	241,215
				1,290,323
Airlines: 0.60%
American Airlines Group Incorporated 144A	5.50	4-20-2026	385,000	394,063
Hawaiian Airlines Incorporated	3.90	7-15-2027	191,416	188,173
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	340,000	344,250
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	425,000	448,375
United Airlines Incorporated 144A	4.38	4-15-2026	90,000	89,770
				1,464,631
Commercial services & supplies: 0.18%
CoreCivic Incorporated	8.25	4-15-2026	425,000	431,375
Construction & engineering: 0.05%
Taylor Morrison Communities Incorporated 144A	5.88	4-15-2023	110,000	112,338
Electronic equipment, instruments & components: 0.08%
Wesco Distribution Incorporated 144A	7.13	6-15-2025	175,000	183,271
Machinery: 0.00%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	10,000	10,325
Road & rail: 0.22%
Uber Technologies Incorporated 144A	7.50	5-15-2025	525,000	546,131
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trading companies & distributors: 0.27%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50%	10-1-2025	$ 660,000	$ 668,250
Information technology: 0.34%
IT services: 0.30%
Block Incorporated 144A	2.75	6-1-2026	85,000	82,450
Sabre GLBL Incorporated 144A	7.38	9-1-2025	55,000	57,005
Sabre GLBL Incorporated 144A	9.25	4-15-2025	530,000	597,713
				737,168
Technology hardware, storage & peripherals: 0.04%
NCR Corporation 144A	5.75	9-1-2027	98,000	99,446
Materials: 0.54%
Chemicals: 0.19%
Kraton Polymers LLC 144A	4.25	12-15-2025	450,000	461,813
Containers & packaging: 0.06%
Berry Global Incorporated 144A	5.63	7-15-2027	95,000	97,337
Sealed Air Corporation 144A	5.13	12-1-2024	50,000	51,750
				149,087
Metals & mining: 0.21%
Cleveland-Cliffs Incorporated 144A	6.75	3-15-2026	195,000	205,518
Cleveland-Cliffs Incorporated 144A	9.88	10-17-2025	274,000	304,140
				509,658
Paper & forest products: 0.08%
Clearwater Paper Corporation 144A	5.38	2-1-2025	185,000	191,233
Real estate: 0.38%
Equity REITs: 0.38%
Service Properties Trust Company	4.35	10-1-2024	500,000	481,995
Service Properties Trust Company	7.50	9-15-2025	435,000	456,859
				938,854
Utilities: 0.83%
Electric utilities: 0.04%
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	100,000	101,966
Independent power & renewable electricity producers: 0.79%
NSG Holdings LLC 144A	7.75	12-15-2025	191,380	201,427
TerraForm Power Operating LLC 144A	4.25	1-31-2023	890,000	891,113
Vistra Operations Company LLC 144A	5.63	2-15-2027	825,000	844,726
				1,937,266
Total Corporate bonds and notes (Cost $32,296,401)				32,004,789
Loans: 3.06%
Communication services: 0.24%
Diversified telecommunication services: 0.09%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.75	2-1-2029	225,000	221,555
See accompanying notes to portfolio of investments

6  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment: 0.05%
Live Nation Entertainment Incorporated (1 Month LIBOR +1.75%) ±	2.00%	10-17-2026	$ 123,069	$ 120,505
Media: 0.01%
Hubbard Radio LLC (3 Month LIBOR +4.25%) ±	5.25	3-28-2025	30,000	29,950
Wireless telecommunication services: 0.09%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	211,000	208,099
Consumer discretionary: 0.68%
Auto components: 0.26%
Clarios Global LP (1 Month LIBOR +3.25%) ±	3.46	4-30-2026	297,779	294,429
Tenneco Incorporated (3 Month LIBOR +3.00%) ±	3.21	10-1-2025	357,556	354,874
				649,303
Hotels, restaurants & leisure: 0.12%
Carnival Corporation (1 Month LIBOR +3.00%) ±	3.75	6-30-2025	79,023	77,917
Wyndham Hotels & Resorts Incorporated (3 Month LIBOR +1.75%) ±	1.96	5-30-2025	212,850	210,234
				288,151
Household durables: 0.07%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	168,275	165,540
Leisure products: 0.15%
SeaWorld Parks & Entertainment Incorporated (1 Month LIBOR +3.00%) ±	3.50	8-25-2028	373,088	367,413
Specialty retail: 0.08%
Rent-A-Center Incorporated (1 Month LIBOR +3.25%) ±	3.81	2-17-2028	198,500	194,530
Energy: 0.24%
Oil, gas & consumable fuels: 0.24%
AL NGPL Holdings LLC (1 Month LIBOR +3.75%) ±	4.75	4-14-2028	52,551	52,179
Apergy Corporation (1 Month LIBOR +5.00%) ±	6.00	6-3-2027	318,450	320,971
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.50	9-29-2028	219,450	218,146
				591,296
Financials: 0.23%
Diversified financial services: 0.18%
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.25	4-30-2024	94,398	93,868
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.50	5-30-2025	365,000	362,036
				455,904
Mortgage REITs: 0.05%
Claros Mortgage Trust Incoporated (U.S. SOFR +4.50%) ‡±	5.00	8-9-2026	120,000	119,400
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.39%
Health care equipment & supplies: 0.23%
Ortho Clinical Diagnostics SA (3 Month LIBOR +3.00%) ±	3.11%	6-30-2025	$ 220,000	$ 218,671
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	346,888	343,419
				562,090
Health care technology: 0.03%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	69,325	68,670
Pharmaceuticals: 0.13%
Bausch Health Companies Incorporated (3 Month LIBOR +3.00%) ±	3.21	6-2-2025	314,615	311,273
Industrials: 0.72%
Aerospace & defense: 0.03%
Spirit AeroSystems Incorporated (1 Month LIBOR +3.75%) ±	4.25	1-15-2025	74,251	73,880
Airlines: 0.45%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.50	4-20-2028	365,000	371,084
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	425,000	443,436
SkyMiles IP Limited (3 Month LIBOR +3.75%) ±	4.75	10-20-2027	215,000	224,514
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	59,550	59,152
				1,098,186
Building products: 0.09%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	2.38	7-31-2026	217,125	216,745
Machinery: 0.05%
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	133,605	133,103
Road & rail: 0.05%
Uber Technologies Incorporated (1 Month LIBOR +3.50%) ±	3.71	4-4-2025	118,769	117,544
Software: 0.05%
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.96	4-16-2025	69,783	68,554
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.96	4-16-2025	56,648	55,650
				124,204
Materials: 0.43%
Containers & packaging: 0.26%
Flex Acquisition Company Incorporated (3 Month LIBOR +3.00%) ±	3.21	6-29-2025	178,423	177,388
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	3-2-2028	321,943	320,600
Graham Packaging Company Incorporated (1 Month LIBOR +3.00%) ±	3.75	8-4-2027	123,828	122,469
				620,457
Paper & forest products: 0.17%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	422,878	419,554
See accompanying notes to portfolio of investments

8  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.13%
Electric utilities: 0.13%
ExGen Renewables IV LLC (1 Month LIBOR +2.50%) ±	3.50%	12-15-2027	$ 325,000	$ 323,550
Total Loans (Cost $7,530,277)				7,480,902
U.S. Treasury securities: 64.54%
TIPS	0.13	7-15-2024	2,676,811	2,847,928
TIPS	0.13	10-15-2024	4,020,235	4,277,153
TIPS	0.13	4-15-2025	4,036,395	4,293,479
TIPS	0.13	10-15-2025	2,127,292	2,274,042
TIPS	0.13	4-15-2026	5,899,650	6,294,304
TIPS	0.13	7-15-2026	3,948,385	4,239,887
TIPS	0.13	10-15-2026	3,060,540	3,288,526
TIPS	0.13	1-15-2030	4,550,784	4,947,467
TIPS	0.13	7-15-2030	4,109,956	4,492,134
TIPS	0.13	1-15-2031	4,636,997	5,068,636
TIPS	0.13	7-15-2031	2,834,300	3,113,024
TIPS	0.13	1-15-2032	5,128,866	5,624,823
TIPS	0.13	2-15-2051	2,869,610	3,085,223
TIPS	0.25	1-15-2025	4,884,467	5,207,968
TIPS	0.25	7-15-2029	2,239,601	2,458,137
TIPS	0.25	2-15-2050	3,968,575	4,377,214
TIPS	0.38	7-15-2023	5,001,191	5,287,587
TIPS	0.38	7-15-2025	2,739,008	2,952,191
TIPS	0.38	1-15-2027	3,075,543	3,339,788
TIPS	0.38	7-15-2027	3,760,746	4,109,717
TIPS	0.50	4-15-2024	3,443,072	3,663,106
TIPS	0.50	1-15-2028	2,893,210	3,178,971
TIPS	0.63	4-15-2023	1,739,581	1,826,016
TIPS	0.63	1-15-2024	5,406,244	5,745,929
TIPS	0.63	1-15-2026	5,801,573	6,308,531
TIPS	0.63	2-15-2043	2,224,974	2,599,439
TIPS	0.75	7-15-2028	3,787,044	4,254,581
TIPS	0.75	2-15-2042	3,004,108	3,581,636
TIPS	0.75	2-15-2045	1,722,487	2,068,869
TIPS	0.88	1-15-2029	3,113,365	3,537,561
TIPS	0.88	2-15-2047	1,703,404	2,131,051
TIPS	1.00	2-15-2046	1,682,438	2,136,828
TIPS	1.00	2-15-2048	1,294,400	1,676,399
TIPS	1.00	2-15-2049	1,478,966	1,935,135
TIPS	1.38	2-15-2044	2,428,164	3,257,676
TIPS	1.75	1-15-2028	2,548,233	2,996,364
TIPS	2.00	1-15-2026	3,160,238	3,610,448
TIPS	2.13	2-15-2040	1,341,371	1,958,507
TIPS	2.13	2-15-2041	1,712,158	2,513,662
TIPS	2.38	1-15-2025	3,253,624	3,675,324
TIPS	2.38	1-15-2027	2,343,083	2,786,439
TIPS	2.50	1-15-2029	2,454,033	3,074,730
TIPS	3.38	4-15-2032	989,440	1,439,674
TIPS	3.63	4-15-2028	1,990,735	2,591,494
TIPS	3.88	4-15-2029	2,611,470	3,556,802
Total U.S. Treasury securities (Cost $146,064,056)				157,684,400
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  9

Portfolio of investments—February 28, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 1.58%
Communication services: 0.03%
Media: 0.03%
Nielsen Holding and Finance BV 144A	5.00%	2-1-2025	$ 65,000	$ 65,277
Consumer discretionary: 0.09%
Auto components: 0.09%
Adient Global Holdings Limited 144A	4.88	8-15-2026	220,000	220,275
Energy: 0.23%
Oil, gas & consumable fuels: 0.23%
Northriver Midstream Finance LP 144A	5.63	2-15-2026	555,000	557,775
Financials: 0.15%
Diversified financial services: 0.15%
DAE Funding LLC 144A	2.63	3-20-2025	370,000	359,825
Health care: 0.26%
Pharmaceuticals: 0.26%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	625,000	636,125
Industrials: 0.65%
Airlines: 0.51%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	290,000	352,769
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	825,000	896,610
				1,249,379
Trading companies & distributors: 0.14%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	355,000	335,386
Materials: 0.17%
Containers & packaging: 0.17%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	425,000	430,570
Total Yankee corporate bonds and notes (Cost $3,915,445)				3,854,612

		Yield	Shares
Short-term investments: 2.26%
Investment companies: 2.26%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	5,509,050	5,509,050
Total Short-term investments (Cost $5,509,050)				5,509,050
Total investments in securities (Cost $220,493,725)	99.44%			242,941,462
Other assets and liabilities, net	0.56			1,378,379
Total net assets	100.00%			$244,319,841

See accompanying notes to portfolio of investments

10  |  Allspring Real Return Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for unfunded loans.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,265,095	$53,496,729	$(50,252,774)	$0	$0	$5,509,050	5,509,050	$640
Securities Lending Cash Investments LLC	0	2,904,212	(2,904,212)	0	0	0	0	121#
				$0	$0	$5,509,050		$761

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	14	6-30-2022	$3,003,249	$3,013,172	$9,923	$0
Short
10-Year Ultra Futures	(3)	6-21-2022	(418,705)	(423,984)	0	(5,279)
U.S. Ultra Bond	(24)	6-21-2022	(4,398,698)	(4,462,500)	0	(63,802)
					$9,923	$(69,081)
See accompanying notes to portfolio of investments

Allspring Real Return Portfolio  |  11

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund

12  |  Allspring Real Return Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of February 28, 2022, the Portfolio had unfunded loan commitments of $224,438.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index

Allspring Real Return Portfolio  |  13

Notes to portfolio of investments—February 28, 2022 (unaudited)

measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer staples	$11,617,077	$0	$0	$11,617,077
Energy	3,570,815	0	0	3,570,815
Materials	8,295,833	302,258	0	8,598,091
Real estate	12,621,726	0	0	12,621,726
Corporate bonds and notes	0	32,004,789	0	32,004,789
Loans	0	7,134,531	346,371	7,480,902
U.S. Treasury securities	157,684,400	0	0	157,684,400
Yankee corporate bonds and notes	0	3,854,612	0	3,854,612
Short-term investments
Investment companies	5,509,050	0	0	5,509,050
	199,298,901	43,296,190	346,371	242,941,462
Futures contracts	9,923	0	0	9,923
Total assets	$199,308,824	$43,296,190	$346,371	$242,951,385
Liabilities
Futures contracts	$69,081	$0	$0	$69,081
Total liabilities	$69,081	$0	$0	$69,081

14  |  Allspring Real Return Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28, 2022, $308,555 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Portfolio had no material transfers into/out of Level 3.

Allspring Real Return Portfolio  |  15